Repurchase Agreements (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) Security	Dec. 31, 2019 USD ($) Security
Repurchase Agreements [Abstract]
Weighted average of remaining maturities days	45 days	42 days
Repurchase Agreement Characteristics Remaining Maturities [Abstract]
Less than one month, repurchase agreements	$ 385,573	$ 928,646
One to three months, repurchase agreements	938,842	1,231,422
Greater than three months, repurchase agreements	70,902	177,570
Total repurchase agreements	$ 1,395,317	$ 2,337,638
Repurchase Agreement Characteristics, Weighted Average Rates [Abstract]
Less than one month, weighted average rate	0.63%	2.24%
One to three months, weighted average rate	0.30%	1.94%
Greater than three months, weighted average rate	0.34%	1.98%
Weighted average rate	0.39%	2.06%
Number of overnight or demand securities | Security	0	0